Qualitative and Quantitative Information of Financial Risks - Summary of Contracts Holding (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) € / $ UsdMxn	Dec. 31, 2022 EUR (€) € / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, Carrying amount	€ (20)
Financial liabilities, Carrying amount	398,916	€ 219,161
Currency Exchange Rate Risk | Forward Currency Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	65,152	90,000
Financial assets, Carrying amount	1,260	2,507
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	43,438	40,000
Financial assets, Carrying amount	613	849
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 36,631
Average forward rate | € / $	1.082
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 6 to 9 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 6,807	€ 15,000
Average forward rate | € / $	1.09	1.060
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 25,000
Average forward rate | € / $		1.064
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 9,467	€ 50,000
Financial assets, Carrying amount	443	1,658
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 9,467	€ 40,000
Average forward rate | € / $	1.047	1.031
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 10,000
Average forward rate | € / $		1.084
Currency Exchange Rate Risk | Collar Options Contract | Derivatives not Designated as Hedging Instruments | MXN | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 12,247
Financial assets, Carrying amount	204
Currency Exchange Rate Risk | Collar Options Contract | Derivatives not Designated as Hedging Instruments | MXN | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 12,247
Average forward rate | UsdMxn	17.880